Sue Veres Royal

Chief Executive Officer

178 Columbus Ave., P.O. Box 231143

New York, NY 10023

Telephone: 202-302-6703

September 16, 2020

United States Security & Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Re: Response to SEC Comment Letter of September 14, 2020

BeBop Channel Corp.

Offering Statement on Form 1-A

Filed August 31, 2020

File No. 024-11307

Dear Ladies and Gentlemen,

Please find the responses to your comments:below:

Offering Statement on Form 1-A Certain Relationships and Related Party Transactions 1. Please revise your related party disclosure to discuss the two equity conversions and stock purchase agreement with your Chief Executive Officer, as you do in Notes 4 and 5 on page 48. Please refer to Item 13(a) of Part II of Form 1-A Revised

Dilution Filmmakers 2. Please tell us why you do not recognize the fair value of the film library as a capital contribution. Revised in the Stockholders Equity Statement

Financial Statements 3. Financial statements are the responsibility of the management. Please remove the labeling, “prepared by the company” from the financial statements as such label on some statements, and not all, is confusing. Revised

4. Please provide financial statements as of, or from inception to June 30, 2019. Revised in Notes listing a Balance Sheet and clarified that the company had no financial activity from June12 to June 30, 2019.

5. Please provide statements of stockholders’ equity. Added

Note 2. Depreciation of Film Library 6. We note that you do not depreciate the film library over the 4-year license term, since you anticipate to extend it into significant multi-year relationships. Please tell us whether and how you considered the costs to extend the license terms. We added to Note 6 “Our filmmakers, we expect, will provide significant Goodwill with respect to their titles remaining on our platforms at no cost well after their compensated licensing agreements are complete- in tandem with their future works we may display in connection with our future film festivals”.

Note 4. CEO Stock Purchase and Conversion Agreements 7. You state that you listed $7,462.48 cash-contributions by your CEO as revenue and income. Please tell us: • How these contributions met the definition of revenue or income and why you did not record it as capital contributions; • Why you label all expenses as applicable to revenues on your statement of comprehensive income information; and • Why you classify such contribution as cash-flows from operations, rather than financing activities. Revised as capital contributions and entered under financing activities

Number of Shares Outstanding before the Offering 8. Please tell us why the sum of shares summarized immediately preceding this section does not equal 8,817,950 shares outstanding before the offering you quantify here. Operating Statements June 30, 2020 9. Please specify the duration (e.g., for the year ended June 30, 2020) that the operating statement covers. Amended clerical error of shares here and throughout the filing from 8,817,950 to 8,772,041 including appropriate adjustments relating to this change.

Part III Exhibits 10. We note that you have filed your subscription agreement as Exhibit 12. We note that in paragraph 2(i) of the subscription agreement you ask investors to represent that they have reviewed the offering circular. Because this representation may suggest to the subscriber that he is foregoing his rights under the federal securities laws unless he has reviewed the offering circular, please remove this clause. Removed

11. We note that your Subscription Agreement appears to include an exclusive forum provision in paragraph 9. We added that the Governing Law Provision does not apply to any actions arising under the Securities Act or Exchange Act.

Preparer’s Statement 12. We note that your financial statements were not audited. Please remove the preparer’s statement that states that the financial statements were audited. Removed

Our request for qualification is coming under separate cover. Additionally, the legal opinion letter and Georgia Blue Sky License has been added to the amended filing and correspondence respectively..

Sincerely,

/s/ Sue Veres Royal

Sue Veres Royal
Chief Executive Officer
The BeBop Channel Corporation